EXHIBIT 99.1

DISTRIBUTION REPORT
FOR
CMT LINKED TRUST UNITS SERIES 2010-01

DISTRIBUTION DATE
February 7, 2011

CLASS A CUSIP NUMBER 126009AA7

(i)	the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Altria Group Inc. 9.25% Notes due August 6, 2019 (the “Underlying Securities”):

Interest:                                               $0.00
Principal:                                              $0.00
Premium:                                              $0.00

(ii)
the amounts received by the Trustee as of the last such statement in respect of the Interest Rate Swap entered into between CMT Linked Trust Units Series 2010-01 and Morgan Stanley Capital Services. (the “Swap Counterparty”):

Interest:                               $290,658.33
Principal:                                          $0.00
Unpaid Interest Accrued:             $0.00

(iii)
the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Interest:                               $290,658.33
Principal:                                          $0.00
Unpaid Interest Accrued:             $0.00

(iv)
the amount of distribution on such Distribution Date to Morgan Stanley Capital Services as of the last such statement in respect of the Interest Rate Swap entered into between CMT Linked Trust Units Series 2010-01 and Morgan Stanley Capital Services. (the “Swap Agreement”):

Interest:                               $537,717.92
Principal:                                         $0.00
Unpaid Interest Accrued:            $0.00

(v)
the amount of distribution on such Distribution Date to MS Structured Asset Corp. as of the last such statement in respect of the Trust Agreement entered into between CMT Linked Trust Units Series 2010-01 and MS Structured Asset Corp. (the “Trust  Agreement”):

Interest:                                 $82,725.83
Principal:                                         $0.00
Unpaid Interest Accrued:            $0.00

(vi)
the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate and rates thereon at the close of business on such Distribution Date:

                                                                Principal Amount:                       $13,415,000
Interest Rate:                                       9.25%
Rating:

Moody’s Investor Service                    Baa1
Standard & Poor’s Rating Service       BBB

(vii)	the aggregate Certificate Principal Balance of each Class of such Series at the close of business on such Distribution Date.

 ($1,000 Stated Amount)
Initial Principal Balance:                     $13,415,000.00
Reduction:                                                                    (0)
Principal Balance 2/07/11:                   $13,415,000.00